Other assets - Seed Capital and Private Equity Investments (Details) - Other Assets - NAV - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 201	$ 181
Unfunded commitments	74	55
Seed capital
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	52	59
Unfunded commitments	22	$ 0
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period		6 years
Private equitiy investments (SBICs)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	102	$ 89
Unfunded commitments	$ 52	55
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period	10 years
Other
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 47	33
Unfunded commitments	$ 0	$ 0
Minimum | Seed capital
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period	3 years
Maximum | Seed capital
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period	11 years
Maximum | Other
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	95 days	95 days